GOODWILL AND INTANGIBLE ASSETS, NET	12 Months Ended
Jun. 30, 2026
Intangible Asset, Goodwill and Other [Abstract]
GOODWILL AND INTANGIBLE ASSETS, NET

7. GOODWILL AND INTANGIBLE ASSETS, NET

Goodwill is as follows:

	As of June 30,
	2025	2026	2026
	HKD	HKD	US$
Goodwill, gross	69,517,007	131,483,596	16,856,871
Less: accumulated impairment	—	—	—
Goodwill, net	69,517,007	131,483,596	16,856,871

Reconciliation of the carrying amount of goodwill by reportable segments is as follows:

	Professional solution services (Bowser)	Nursing solution services (Care U)	Logistics and other solution services (Top Team)	Total
	HKD	HKD	HKD	HKD
Balance, July 1, 2024	—	—	—	—
Arising on acquisition of Top Spin (note 3(a))	—	69,517,007	—	69,517,007
Balance, June 30, 2025	—	69,517,007	—	69,517,007
Arising on acquisition of Bowser (note 3(b))	54,425,364	—	—	54,425,364
Arising on acquisition of Top Team (note 3(c))	—	—	7,541,225	7,541,225
Balance, June 30, 2026	54,425,364	69,517,007	7,541,225	131,483,596
Balance, June 30, 2026 (US$)	6,977,610	8,912,437	966,824	16,856,871

Intangible assets, net, are as follows:

	As of June 30,
	2025	2026	2026
	HKD	HKD	US$
Trademark (with indefinite lives)	11,004,000	11,004,000	1,410,769
Club membership (with indefinite lives)	—	600,000	76,923

Customer relationship (with definite lives)	20,246,000	41,698,000	5,345,898
Know-how (with definite lives)	—	13,270,000	1,701,282
Less: accumulated amortization	(168,717)	(2,595,862)	(332,803)
	20,077,283	52,372,138	6,714,377
Intangible assets, net	31,081,283	63,976,138	8,202,069

During the year ended June 30, 2025, the Company acquired Top Spin which indirectly holds Care U, a Hong Kong-based provider of nursing solution services. The acquired assets primarily consist of goodwill of HKD69,517,007 and intangible assets of HKD31,250,000, comprising trademark and customer relationship.

The trademarks reflect Care U’s brand reputation, valued using the relief-from-royalty method with a 10% discount rate, and are considered indefinite-lived, subject to annual impairment testing. The customer relationship represents established contracts with social service organizations and nursing home in Hong Kong, valued using the multi-period excess earnings method with a 10% discount rate and amortized over 20 years.

During the year ended June 30, 2026, the Company acquired (i) Bowser, a Hong Kong-based provider of professional solution services and (ii) Top Team, a Hong Kong-based provider of logistics and other solution services, from independent third parties. The acquired assets primarily consist of goodwill of HKD61,966,589 (US$7,944,434) and intangible assets of HKD34,722,000 (US$4,451,539), comprising customer relationship and know-how.

In the acquisition of Bowser as detailed in Note 3(b), customer relationship and know-how are recognized. The customer relationship represents established contracts with professional audit firms in Hong Kong, valued using the multi-period excess earnings method with a 13.0% discount rate and amortized over 20 years. The know-how represents professional audit technical knowledge that ensures high-quality service delivery, and established industry relationships capable of introducing new business opportunities to audit firms, valued using the relief-from-royalty method with a 13.0% discount rate and amortized over 15 years.

In the acquisition of Top Team as detailed in Note 3(c), customer relationship recognized represent established contracts with logistics companies in Hong Kong, valued using the multi-period excess earnings method with a 13.0% discount rate and amortized over 5 years.

The Company performed its annual impairment test on goodwill and intangible assets with indefinite lives as of June 30, 2025 and 2026. The material assumptions used in the quantitative fair-value assessments were: (i) projected cash flows for a five-year explicit period plus a terminal value, (ii) discount rates ranging from 10.6% to 13.2%, and (iii) a long-term growth rate of 3.0%. The Company also performed a separate fair-value test of the Care U indefinite-lived trademark using the relief-from-royalty method before testing goodwill.

The Company considered the sensitivity of the estimates and assumptions and considered reasonably possible changes in the key assumptions would not have resulted in the carrying amount of any reporting unit exceeding its fair value. Based on the quantitative assessments performed, the fair value of each reporting unit exceeded its carrying amount. No impairment was recognized for the years ended June 30, 2025 and 2026.

During the years ended June 30, 2025 and 2026, the Company recorded amortization expense of HKD168,717 and HKD2,427,145 (US$311,172), respectively for intangible assets with finite lives.

CLICK HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS